Investment Objectives and Goals	Feb. 28, 2026
MFS Active Core Plus Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Active Core Plus Bond ETF Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
MFS Active Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Active Growth ETF Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Active Intermediate Muni Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Active Intermediate Muni Bond ETF Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on income exempt from U.S. federal income tax, but also considering capital appreciation.
MFS Active International ETF
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Active International ETF Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Active Mid Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Active Mid Cap ETF Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Active Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Active Value ETF Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Blended Research Core Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Blended Research® Core Equity ETF Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Blended Research Emerging Markets Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Blended Research® Emerging Markets Equity ETF Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Blended Research International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Blended Research® International Equity ETF Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.